American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Income ETF (MUSI)
November 30, 2022

American Century Multisector Income ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 41.0%
Aerospace and Defense — 0.3%
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	155,000	163,331
TransDigm, Inc., 4.625%, 1/15/29	205,000	180,615
		343,946
Airlines — 1.2%
American Airlines, Inc., 11.75%, 7/15/25(1)	490,000	544,808
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	205,000	199,157
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	216,231	215,419
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	195,000	197,864
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	354,330	335,691
		1,492,939
Automobiles — 0.8%
Ford Motor Co., 6.10%, 8/19/32	300,000	288,230
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	260,000	246,338
General Motors Financial Co., Inc., 3.80%, 4/7/25	415,000	401,316
General Motors Financial Co., Inc., 4.30%, 7/13/25	96,000	93,291
		1,029,175
Banks — 5.9%
Bank of America Corp., VRN, 1.73%, 7/22/27	100,000	87,683
Bank of America Corp., VRN, 6.20%, 11/10/28	553,000	572,304
Bank of America Corp., VRN, 4.57%, 4/27/33	90,000	83,948
Bank of America Corp., VRN, 5.02%, 7/22/33	88,000	85,020
Canadian Imperial Bank of Commerce, 3.45%, 4/7/27	615,000	579,824
Citigroup, Inc., VRN, 5.61%, 9/29/26	565,000	567,135
Discover Bank, VRN, 4.68%, 8/9/28	935,000	900,683
Fifth Third Bancorp, VRN, 6.36%, 10/27/28	435,000	450,715
HSBC Holdings PLC, 4.25%, 8/18/25	200,000	192,131
HSBC Holdings PLC, VRN, 5.40%, 8/11/33	299,000	280,325
Huntington National Bank, 5.65%, 1/10/30	435,000	438,572
JPMorgan Chase & Co., 3.30%, 4/1/26	100,000	95,600
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	78,000	65,659
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	66,000	54,663
Morgan Stanley, VRN, 0.99%, 12/10/26	100,000	87,746
Morgan Stanley, VRN, 6.34%, 10/18/33	375,000	399,126
NatWest Group PLC, VRN, 5.52%, 9/30/28	475,000	467,088
Royal Bank of Canada, 4.65%, 1/27/26	200,000	198,140
Royal Bank of Canada, 6.00%, 11/1/27	270,000	281,082
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	350,000	273,392
Toronto-Dominion Bank, 2.00%, 9/10/31	215,000	169,575
Toronto-Dominion Bank, 2.45%, 1/12/32	260,000	211,524
Toronto-Dominion Bank, 3.20%, 3/10/32	200,000	173,159
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	335,000	291,961
US Bancorp, VRN, 5.85%, 10/21/33	325,000	339,088
Wells Fargo & Co., 3.00%, 10/23/26	100,000	93,446
Wells Fargo & Co., VRN, 4.54%, 8/15/26	80,000	78,414
		7,518,003
Beverages — 0.2%
PepsiCo, Inc., 3.60%, 2/18/28	207,000	200,628
Building Products — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	590,000	524,247

Standard Industries, Inc., 4.375%, 7/15/30(1)	185,000	151,968
		676,215
Capital Markets — 3.3%
Deutsche Bank AG, VRN, 4.30%, 5/24/28	600,000	558,053
FS KKR Capital Corp., 4.25%, 2/14/25(1)	761,000	716,003
Goldman Sachs Group, Inc., 4.00%, 3/3/24	100,000	98,879
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	314,000	275,056
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	415,000	370,513
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	34,000	31,309
Morgan Stanley, VRN, 2.63%, 2/18/26	240,000	225,887
Morgan Stanley, VRN, 2.70%, 1/22/31	705,000	591,588
Morgan Stanley, VRN, 2.48%, 9/16/36	97,000	72,177
Owl Rock Capital Corp., 3.40%, 7/15/26	718,000	632,399
UBS Group AG, VRN, 2.75%, 2/11/33(1)	860,000	671,977
		4,243,841
Chemicals — 0.8%
Braskem Idesa SAPI, 6.99%, 2/20/32(1)	200,000	142,002
Celanese US Holdings LLC, 5.90%, 7/5/24	490,000	487,176
Tronox, Inc., 4.625%, 3/15/29(1)	415,000	334,643
		963,821
Commercial Services and Supplies — 0.1%
United Rentals North America, Inc., 6.00%, 12/15/29	125,000	125,864
Construction and Engineering — 0.4%
IHS Netherlands Holdco BV, 8.00%, 9/18/27	550,000	462,011
Consumer Finance — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26	150,000	144,028
Air Lease Corp., 2.75%, 1/15/23	660,000	657,471
Air Lease Corp., 0.80%, 8/18/24	100,000	92,026
Navient Corp., 5.50%, 1/25/23	319,000	318,563
Navient Corp., 6.125%, 3/25/24	320,000	319,230
OneMain Finance Corp., 8.25%, 10/1/23	650,000	650,748
		2,182,066
Containers and Packaging — 1.3%
Ball Corp., 6.875%, 3/15/28(2)	395,000	408,944
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)(2)	690,000	656,725
Sealed Air Corp., 5.00%, 4/15/29(1)(2)	625,000	581,881
		1,647,550
Diversified Consumer Services — 0.1%
CME Group, Inc., 2.65%, 3/15/32	150,000	128,174
Diversified Financial Services — 0.2%
Block Financial LLC, 3.875%, 8/15/30	312,000	275,183
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 4.50%, 5/15/35	160,000	146,761
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	600,000	585,657
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	625,000	534,124
Telecom Italia SpA, 5.30%, 5/30/24(1)	465,000	450,996
		1,717,538
Electric Utilities — 1.1%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	430,000	333,128
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	753,511	621,330
Sempra Energy, VRN, 4.125%, 4/1/52	540,000	420,846
		1,375,304
Electronic Equipment, Instruments and Components — 0.2%
Sensata Technologies BV, 5.875%, 9/1/30(1)	300,000	285,247

Entertainment — 0.3%
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	145,000	132,214
Warnermedia Holdings, Inc., 5.14%, 3/15/52(1)	257,000	199,433
		331,647
Equity Real Estate Investment Trusts (REITs) — 3.4%
EPR Properties, 4.75%, 12/15/26	473,000	422,230
EPR Properties, 4.95%, 4/15/28	89,000	77,301
ERP Operating LP, 4.15%, 12/1/28	40,000	37,783
Iron Mountain, Inc., 5.625%, 7/15/32(1)	760,000	672,693
iStar, Inc., 4.75%, 10/1/24	67,000	66,007
iStar, Inc., 4.25%, 8/1/25(2)	320,000	312,562
National Retail Properties, Inc., 4.30%, 10/15/28	690,000	644,948
SBA Tower Trust, 3.45%, 3/15/48(1)	246,000	246,000
Spirit Realty LP, 3.40%, 1/15/30	680,000	563,552
VICI Properties LP, 4.375%, 5/15/25	385,000	370,976
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)(2)	620,000	538,056
Welltower, Inc., 2.70%, 2/15/27	100,000	91,112
Welltower, Inc., 4.25%, 4/15/28	355,000	336,207
		4,379,427
Food and Staples Retailing — 0.4%
United Natural Foods, Inc., 6.75%, 10/15/28(1)	505,000	490,466
Health Care Equipment and Supplies — 0.4%
Medline Borrower LP, 3.875%, 4/1/29(1)	585,000	503,618
Health Care Providers and Services — 0.6%
Centene Corp., 3.375%, 2/15/30(2)	390,000	332,706
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	537,000	474,748
		807,454
Hotels, Restaurants and Leisure — 1.8%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	435,000	364,887
Carnival Corp., 5.75%, 3/1/27(1)	165,000	122,925
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	380,000	352,976
Penn Entertainment, Inc., 4.125%, 7/1/29(1)(2)	735,000	600,366
Scientific Games International, Inc., 7.25%, 11/15/29(1)	450,000	441,399
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)(2)	405,000	371,606
		2,254,159
Household Durables — 0.1%
Safehold Operating Partnership LP, 2.85%, 1/15/32	211,000	162,517
Insurance — 0.2%
Sammons Financial Group, Inc., 4.75%, 4/8/32(1)	47,000	39,723
SBL Holdings, Inc., VRN, 6.50%(1)(3)	365,000	278,312
		318,035
Internet and Direct Marketing Retail — 0.1%
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)	200,000	124,984
Life Sciences Tools and Services — 0.5%
Illumina, Inc., 5.80%, 12/12/25(4)	630,000	633,637
Media — 2.6%
AMC Networks, Inc., 4.25%, 2/15/29(2)	439,000	327,740
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)(2)	570,000	543,706
Comcast Corp., 5.50%, 11/15/32	220,000	230,803
Comcast Corp., 6.50%, 11/15/35	100,000	112,146
DISH DBS Corp., 5.25%, 12/1/26(1)	580,000	499,018
DISH Network Corp., 11.75%, 11/15/27(1)	505,000	519,685
iHeartCommunications, Inc., 8.375%, 5/1/27(2)	250,000	222,910
Paramount Global, VRN, 6.25%, 2/28/57	430,000	360,125

Paramount Global, VRN, 6.375%, 3/30/62	415,000	343,791
VTR Finance NV, 6.375%, 7/15/28(1)	300,000	132,750
		3,292,674
Metals and Mining — 1.4%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	445,000	390,799
ArcelorMittal SA, 6.55%, 11/29/27	480,000	484,415
ATI, Inc., 4.875%, 10/1/29(2)	295,000	252,004
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	530,000	464,704
GUSAP III LP, 4.25%, 1/21/30(1)	250,000	226,791
		1,818,713
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	669,000	636,446
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	221,000	180,924
		817,370
Multiline Retail — 0.1%
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	85,000	76,827
Oil, Gas and Consumable Fuels — 5.4%
Antero Resources Corp., 5.375%, 3/1/30(1)	565,000	530,111
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	405,000	409,172
Callon Petroleum Co., 7.50%, 6/15/30(1)(2)	150,000	142,918
Comstock Resources, Inc., 5.875%, 1/15/30(1)	560,000	516,712
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	565,000	521,156
Ecopetrol SA, 5.875%, 9/18/23	530,000	526,960
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	380,000	384,448
Geopark Ltd., 5.50%, 1/17/27(1)	800,000	702,076
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	225,000	220,510
MEG Energy Corp., 5.875%, 2/1/29(1)	645,000	612,786
Occidental Petroleum Corp., 6.375%, 9/1/28	520,000	531,515
Occidental Petroleum Corp., 6.125%, 1/1/31(2)	384,000	390,067
Petroleos Mexicanos, 3.50%, 1/30/23	300,000	297,972
Petroleos Mexicanos, 5.95%, 1/28/31	450,000	337,865
Petroleos Mexicanos, 6.70%, 2/16/32	85,000	65,875
Southwestern Energy Co., 5.375%, 3/15/30	650,000	611,917
		6,802,060
Pharmaceuticals — 0.4%
Owens & Minor, Inc., 6.625%, 4/1/30(1)	565,000	502,850
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 4.00%, 4/15/29(1)	308,000	281,212
Micron Technology, Inc., 6.75%, 11/1/29	275,000	286,596
		567,808
Software — 0.5%
Gen Digital, Inc., 7.125%, 9/30/30(1)(2)	570,000	575,307
Technology Hardware, Storage and Peripherals — 0.7%
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)(2)	570,000	467,691
Dell International LLC / EMC Corp., 6.02%, 6/15/26	270,000	275,885
Dell International LLC / EMC Corp., 6.10%, 7/15/27	100,000	102,846
		846,422
Thrifts and Mortgage Finance — 0.4%
Nationwide Building Society, 4.85%, 7/27/27(1)	497,000	486,682
Wireless Telecommunication Services — 1.3%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	343,000	249,298
Sprint LLC, 7.125%, 6/15/24	285,000	291,408
Sprint LLC, 7.625%, 2/15/25	830,000	860,759

T-Mobile USA, Inc., 4.375%, 4/15/40		275,000	239,561
			1,641,026
TOTAL CORPORATE BONDS (Cost $55,353,279)			52,101,188
U.S. TREASURY SECURITIES — 20.0%
U.S. Treasury Notes, 2.50%, 5/31/24		2,000,000	1,940,039
U.S. Treasury Notes, 4.50%, 11/30/24		7,000,000	7,021,328
U.S. Treasury Notes, 1.00%, 12/15/24(5)		4,515,000	4,224,171
U.S. Treasury Notes, 1.125%, 1/15/25		800,000	748,531
U.S. Treasury Notes, 2.875%, 6/15/25		1,400,000	1,356,906
U.S. Treasury Notes, 3.125%, 8/15/25		6,000,000	5,845,078
U.S. Treasury Notes, 3.875%, 11/30/27		1,000,000	1,003,828
U.S. Treasury Notes, 2.875%, 4/30/29		800,000	758,250
U.S. Treasury Notes, 3.875%, 11/30/29		900,000	907,946
U.S. Treasury Notes, 0.625%, 5/15/30		825,000	663,287
U.S. Treasury Notes, 4.125%, 11/15/32		900,000	935,297
TOTAL U.S. TREASURY SECURITIES (Cost $25,695,908)			25,404,661
ASSET-BACKED SECURITIES — 13.3%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		400,000	330,967
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2 SEQ, 6.35%, 10/15/47(1)		350,000	347,092
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(1)		574,200	545,395
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		469,291	353,205
CARS-DB4 LP, Series 2020-1A, Class A4, 3.19%, 2/15/50(1)		397,083	371,639
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)		100,000	91,342
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	87,076
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A SEQ, 4.125%, 6/15/43(1)		301,556	264,329
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A SEQ, 3.47%, 1/15/46(1)		391,908	331,871
CF Hippolyta Issuer LLC, Series 2020-1, Class A1 SEQ, 1.69%, 7/15/60(1)		501,984	444,968
CLI Funding VIII LLC, Series 2021-1A, Class A SEQ, 1.64%, 2/18/46(1)		410,893	346,999
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		529,183	429,509
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(1)	CAD	450,000	307,441
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	239,464
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.30%, 12/26/51(1)		550,000	483,987
Diamond Issuer, Series 2021-1A, Class A SEQ, 2.31%, 11/20/51(1)		338,000	282,380
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		575,000	455,079
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II SEQ, 4.47%, 10/25/45(1)		188,000	178,854
Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I SEQ, 4.12%, 7/25/48(1)		525,120	493,808
Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2 SEQ, 3.67%, 10/25/49(1)		471,663	400,322
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(1)		292,285	267,940
Falcon Aerospace Ltd., Series 2019-1, Class A SEQ, 3.60%, 9/15/39(1)		383,526	316,371
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(1)		600,000	491,548
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)		525,000	457,755
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(1)		543,102	528,530
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)		286,415	229,039
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		353,548	271,886
MACH 1 Cayman Ltd., Series 2019-1, Class A SEQ, 3.47%, 10/15/39(1)		291,660	256,501
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)		380,731	315,181
NP SPE II LLC, Series 2019-1A, Class A1 SEQ, 2.57%, 9/20/49(1)		400,733	376,596
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)		410,436	319,574
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(1)		750,000	629,100
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)		261,000	217,523
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)		445,000	374,140
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)		200,000	165,415
Sabey Data Center Issuer LLC, Series 2021-1, Class A2 SEQ, 1.88%, 6/20/46(1)		323,000	277,686

Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A SEQ, 3.23%, 3/15/40(1)	187,771	142,040
ServiceMaster Funding LLC, Series 2020-1, Class A2I SEQ, 2.84%, 1/30/51(1)	196,500	158,568
ServiceMaster Funding LLC, Series 2020-1, Class A2II SEQ, 3.34%, 1/30/51(1)	409,703	309,648
Sierra Timeshare Receivables Funding LLC, Series 2022-3A, Class C, 7.63%, 7/20/39(1)	512,971	516,851
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	455,750	370,647
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2 SEQ, 4.54%, 2/25/44(1)	865,287	845,333
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)	558,406	446,470
Trinity Rail Leasing LP, Series 2009-1A, Class A SEQ, 6.66%, 11/16/39(1)	182,717	178,358
Vantage Data Centers Issuer LLC, Series 2018-2A, Class A2 SEQ, 4.20%, 11/15/43(1)	355,200	345,925
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2 SEQ, 1.65%, 9/15/45(1)	568,000	496,224
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	425,000	359,745
Wingstop Funding LLC, Series 2020-1A, Class A2 SEQ, 2.84%, 12/5/50(1)	496,250	424,429
TOTAL ASSET-BACKED SECURITIES (Cost $19,025,637)		16,874,750
COLLATERALIZED LOAN OBLIGATIONS — 6.0%
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 7.96%, (3-month LIBOR plus 3.60%), 7/25/29(1)	500,000	469,527
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, VRN, 5.31%, (1-month SOFR plus 1.51%), 2/15/35(1)	196,500	190,640
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class A, VRN, 5.11%, (1-month SOFR plus 1.31%), 9/15/34(1)	365,173	365,140
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class AS, VRN, 5.36%, (1-month SOFR plus 1.56%), 9/15/34(1)	421,000	416,459
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 6.88%, (3-month LIBOR plus 2.80%), 1/15/29(1)	350,000	314,398
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 5.83%, (3-month LIBOR plus 1.75%), 4/15/30(1)	500,000	469,840
CIFC Funding Ltd., Series 2016-1A, Class D2RR, VRN, 8.53%, (3-month LIBOR plus 4.25%), 10/21/31(1)	600,000	527,121
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 7.89%, (3-month LIBOR plus 3.65%), 7/20/30(1)	500,000	455,775
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.31%, (3-month LIBOR plus 1.70%), 11/15/28(1)	300,000	283,334
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 6.28%, (1-month LIBOR plus 2.40%), 9/15/37(1)	197,000	192,553
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 6.96%, (3-month LIBOR plus 2.95%), 1/14/28(1)	250,000	242,336
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 8.67%, (3-month LIBOR plus 4.35%), 1/22/28(1)	475,000	428,797
Marathon CLO V Ltd., Series 2013-5A, Class A1R, VRN, 5.55%, (3-month LIBOR plus 0.87%), 11/21/27(1)	83,002	82,763
MF1 Ltd., Series 2020-FL4, Class D, VRN, 8.08%, (1-month SOFR plus 4.21%), 11/15/35(1)	585,000	570,289
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 6.23%, (3-month LIBOR plus 2.00%), 7/19/30(1)	300,000	284,346
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 6.23%, (1-month SOFR plus 2.30%), 6/17/37(1)	322,000	315,657
Sound Point CLO VII-R Ltd., Series 2014-3RA, Class C, VRN, 6.57%, (3-month LIBOR plus 2.25%), 10/23/31(1)	500,000	460,970
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 6.14%, (3-month LIBOR plus 1.90%), 12/28/29(1)	350,000	329,324
Symphony CLO XIV Ltd., Series 2014-14A, Class CR, VRN, 6.11%, (3-month LIBOR plus 2.10%), 7/14/26(1)	500,000	491,919
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 7.37%, (3-month LIBOR plus 3.04%), 4/26/28(1)	350,000	339,829
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 6.64%, (3-month LIBOR plus 2.40%), 9/15/30(1)	350,000	332,672
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,846,269)		7,563,689
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.8%
Private Sponsor Collateralized Mortgage Obligations — 4.0%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	207,322	187,389
Angel Oak Mortgage Trust, Series 2020-5, Class A2 SEQ, VRN, 1.58%, 5/25/65(1)	626,205	555,364
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	600,000	366,368
Arroyo Mortgage Trust, Series 2019-1, Class M1, VRN, 4.42%, 1/25/49(1)	590,000	511,845
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 8.79%, (1-month LIBOR plus 4.75%), 10/25/27(1)	250,000	250,238
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 6.94%, (1-month LIBOR plus 2.90%), 4/25/28(1)	302,187	301,363
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 5.99%, (1-month LIBOR plus 1.95%), 7/25/29(1)	300,000	296,904
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class M1, VRN, 2.84%, 2/25/50(1)	400,000	308,421
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.13%, 5/25/65(1)	624,000	438,585
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	335,333	277,054
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	583,020	422,721
Home RE Ltd., Series 2022-1, Class M1A, VRN, 6.37%, (30-day average SOFR plus 2.85%), 10/25/34(1)	125,000	122,455

Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 5.40%, (30-day average SOFR plus 1.85%), 11/25/31(1)	534,458	521,346
Traingle Re Ltd., Series 2021-1, Class M1C, VRN, 7.44%, (1-month LIBOR plus 3.40%), 8/25/33(1)	105,261	105,255
Triangle Re Ltd., Series 2021-2, Class M1A, VRN, 6.09%, (1-month LIBOR plus 2.05%), 10/25/33(1)	77,623	77,582
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 5.45%, (30-day average SOFR plus 1.90%), 2/25/34(1)	217,905	216,798
Verus Securitization Trust, Series 2021-R1, Class M1 SEQ, 2.34%, 10/25/63(1)	150,000	120,308
		5,079,996
U.S. Government Agency Collateralized Mortgage Obligations — 1.8%
FHLMC, Series 2017-HRP1, Class M2, VRN, 6.47%, (1-month LIBOR plus 2.45%), 12/25/42	193,355	191,052
FHLMC, Series 2020-HQA4, Class M2, VRN, 7.17%, (1-month LIBOR plus 3.15%), 9/25/50(1)	142,541	142,547
FHLMC, Series 2021-DNA2, Class M1, VRN, 4.32%, (30-day average SOFR plus 0.80%), 8/25/33(1)	302,176	301,295
FHLMC, Series 2021-HQA3, Class M1, VRN, 4.37%, (30-day average SOFR plus 0.85%), 9/25/41(1)	446,144	425,952
FHLMC, Series 2022-DNA3, Class M1A, VRN, 5.52%, (30-day average SOFR plus 2.00%), 4/25/42(1)	425,005	419,724
FHLMC, Series 2022-DNA6, Class M1A, VRN, 5.67%, (30-day average SOFR plus 2.15%), 9/25/42(1)	232,763	231,403
FNMA, Series 2022-R03, Class 1M1, VRN, 5.62%, (30-day average SOFR plus 2.21%), 3/25/42(1)	244,979	242,201
FNMA, Series 2022-R09, Class 2M1, VRN, 6.05%, (30-day average SOFR plus 2.25%), 9/25/42(1)	381,656	378,520
		2,332,694
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,121,138)		7,412,690
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.9%
BDS Ltd., Series 2020-FL6, Class E, VRN, 6.76%, (30-day average SOFR plus 3.36%), 9/15/35(1)	243,000	230,647
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	400,000	296,157
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, VRN, 5.73%, (1-month LIBOR plus 1.85%), 11/15/38(1)	501,205	468,437
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 5.88%, (1-month LIBOR plus 2.00%), 9/15/36(1)	400,000	373,395
BX Trust, Series 2021-ARIA, Class G, VRN, 7.02%, (1-month LIBOR plus 3.14%), 10/15/36(1)	314,000	273,467
BX Trust, Series 2021-RISE, Class D, VRN, 5.625%, (1-month LIBOR plus 1.75%), 11/15/36(1)	210,000	196,624
BXHPP Trust, Series 2021-FILM, Class D, VRN, 5.375%, (1-month LIBOR plus 1.5%), 8/15/36(1)	300,000	271,807
BXHPP Trust, Series 2021-FILM, Class E, VRN, 5.875%, (1-month LIBOR plus 2.00%), 8/15/36(1)	250,000	221,439
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 6.03%, (1-month LIBOR plus 2.15%), 5/15/36(1)	478,000	464,488
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 5.51%, (1-month LIBOR plus 1.63%), 12/15/36(1)	253,000	241,368
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	282,000	264,243
Life Mortgage Trust, Series 2021-BMR, Class F, VRN, 6.23%, (1-month LIBOR plus 2.35%), 3/15/38(1)	237,879	223,075
Med Trust, Series 2021-MDLN, Class F, VRN, 7.88%, (1-month LIBOR plus 4.00%), 11/15/38(1)	371,450	341,593
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, VRN, 6.48%, (1-month SOFR plus 2.61%), 7/15/36(1)	400,000	381,759
MHP Trust, Series 2022-MHIL, Class D, VRN, 5.41%, (1-month SOFR plus 1.61%), 1/15/27(1)	489,716	455,555
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 5.375%, (1-month LIBOR plus 1.50%), 1/15/36(1)	229,000	214,071
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 6.29%, (1-month LIBOR plus 2.25%), 4/25/38(1)	400,000	381,995
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 5.94%, (1-month LIBOR plus 1.90%), 7/25/36(1)	350,000	331,756
SMRT, Series 2022-MINI, Class F, VRN, 7.15%, (1-month SOFR plus 3.35%), 1/15/39(1)	596,000	546,393
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,615,232)		6,178,269
PREFERRED STOCKS — 2.9%
Banks — 1.3%
Banco Mercantil del Norte SA, 8.375%(1)	400,000	390,498
JPMorgan Chase & Co., 4.60%	1,050,000	934,500
PNC Financial Services Group, Inc., 3.40%	375,000	289,501
		1,614,499
Capital Markets — 0.5%
Bank of New York Mellon Corp., 3.75%	795,000	634,513
Diversified Financial Services — 0.4%
Barclays PLC, 4.375%	475,000	350,261

BNP Paribas SA, 7.75%(1)	210,000	206,325
		556,586
Insurance — 0.4%
Allianz SE, 3.20%(1)	585,000	433,778
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	515,000	383,675
TOTAL PREFERRED STOCKS (Cost $4,378,158)		3,623,051
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.5%
Dominican Republic — 0.3%
Dominican Republic International Bond, 6.875%, 1/29/26	400,000	405,132
Mexico — 0.1%
Mexico Government International Bond, 4.875%, 5/19/33	120,000	112,949
Saudi Arabia — 0.2%
Saudi Government International Bond, 5.50%, 10/25/32(1)	210,000	221,483
South Africa — 0.6%
Republic of South Africa Government International Bond, 5.875%, 6/22/30	800,000	761,352
Trinidad — 0.3%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	400,000	393,897
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,028,789)		1,894,813
BANK LOAN OBLIGATIONS(6) — 0.9%
Health Care Providers and Services — 0.3%
Surgery Center Holdings, Inc., 2021 Term Loan, 8/31/26(7)	396,000	389,785
Pharmaceuticals — 0.3%
Jazz Financing Lux S.a.r.l., USD Term Loan, 7.57%, (1-month LIBOR plus 3.50%), 5/5/28	446,479	443,794
Technology Hardware, Storage and Peripherals — 0.3%
McAfee, LLC, 2022 USD Term Loan B, 7.64%, (1-month SOFR plus 3.75%), 3/1/29	354,113	337,515
TOTAL BANK LOAN OBLIGATIONS (Cost $1,190,765)		1,171,094
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 2.50%, 10/1/20	914	779
FHLMC, 3.50%, 5/1/51	8,721	8,020
FHLMC, 3.50%, 5/1/51	887	814
FNMA, 4.00%, 3/1/50	7,606	7,279
FNMA, 4.00%, 3/1/51	5,201	4,968
FNMA, 2.50%, 12/1/51	1,622	1,380
FNMA, 3.50%, 12/1/51	9,090	8,338
FNMA, 2.50%, 3/1/52	10,715	9,148
FNMA, 4.00%, 3/1/51	7,993	7,600
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $50,695)		48,326
SHORT-TERM INVESTMENTS — 4.4%
Money Market Funds — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	986,865	986,865
State Street Navigator Securities Lending Government Money Market Portfolio(8)	4,564,823	4,564,823
TOTAL SHORT-TERM INVESTMENTS (Cost $5,551,688)		5,551,688
TOTAL INVESTMENT SECURITIES—100.7% (Cost $135,857,558)		127,824,219
OTHER ASSETS AND LIABILITIES — (0.7)%		(863,030)
TOTAL NET ASSETS — 100.0%		$126,961,189

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	23	March 2023	$2,610,500	$3,153
U.S. Treasury 10-Year Ultra Notes	80	March 2023	9,572,500	(15,629)
U.S. Treasury 2-Year Notes	39	March 2023	8,009,016	14,400
U.S. Treasury 5-Year Notes	48	March 2023	5,211,375	10,524
			$25,403,391	$12,448
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	14	March 2023	$1,778,000	$9,459
U.S. Treasury Ultra Bonds	2	March 2023	272,563	4,104
			$2,050,563	$13,563
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$2,210,000	$9,905	$(68,927)	$(59,022)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $63,845,822, which represented 50.3% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,430,365. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Perpetual maturity with no stated maturity date.
(4)When–issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $693,269.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,564,823.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$52,101,188	—
U.S. Treasury Securities	—	25,404,661	—
Asset-Backed Securities	—	16,874,750	—
Collateralized Loan Obligations	—	7,563,689	—
Collateralized Mortgage Obligations	—	7,412,690	—
Commercial Mortgage-Backed Securities	—	6,178,269	—
Preferred Stocks	—	3,623,051	—
Sovereign Governments and Agencies	—	1,894,813	—
Bank Loan Obligations	—	1,171,094	—
U.S. Government Agency Mortgage-Backed Securities	—	48,326	—
Short-Term Investments	$5,551,688	—	—
	$5,551,688	$122,272,531	—
Other Financial Instruments
Futures Contracts	$41,640	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$15,629	—	—
Swap Agreements	—	$59,022	—
	$15,629	$59,022	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.